Business Combination (Details) - Schedule of Allocation of the Purchase Price - USD ($)	Jan. 01, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allocation of The Purchase Price [Abstract]
Net assets acquired	$ 963,052
Goodwill	227,683	$ 211,096	$ 227,683
Foreign exchange adjustment	196,690
Total	1,387,425
Fair value of noncontrolling interest on acquisition date	329,711
Total purchase price in cash	1,057,714
Total purchase consideration	$ 1,387,425